Short-Term Investments - Summary of Short-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Short Term Investments [Abstract]
Held-to-maturity investments	$ 643,410	$ 504,952